Inventories	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventory Disclosure

7.       Inventories

Inventories are stated at the lower of cost or market. Inventories comprise:

	December 31,	December 31,
	2015	2014
	$’M	$’M
	____________	____________
Finished goods	184.9	136.0
Work-in-progress	302.0	305.3
Raw materials	148.5	103.5
	____________	____________
	635.4	544.8
	____________	____________